Share Capital (Details)														12 Months Ended
	Jan. 22, 2026 CAD ($) $ / shares shares	Dec. 11, 2025 CAD ($) $ / shares shares	Feb. 03, 2025 CAD ($) $ / shares shares	Oct. 18, 2024 CAD ($) $ / shares shares	Apr. 26, 2024 CAD ($) $ / shares shares	Apr. 18, 2024 CAD ($) $ / shares shares	Nov. 21, 2023 CAD ($) $ / shares shares	Sep. 22, 2023 CAD ($) shares	Jun. 09, 2023 CAD ($) $ / shares shares	Jun. 05, 2023 CAD ($) $ / shares shares	May 26, 2023 CAD ($) shares	Apr. 05, 2023 CAD ($) shares	Apr. 03, 2023 CAD ($) shares	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($) shares	Sep. 08, 2025 shares	May 08, 2025 shares	May 07, 2025 shares
Share Capital [Line Items]
Restricted share units | shares														4,500,000
Units shares (in Shares) | shares							675,000
Price per share (in Dollars per share) | $ / shares							$ 0.4
Proceeds on sale of marketable securities							$ 270,000							$ 102,233
Common shares value											$ 324,500
Finders fee							$ 48,000		$ 73,200
Weighted average risk free interest rate	2.53%		2.52%				4.39%			3.52%
Weighted average volatility factor	190.61%		188.44%				116.96%			156.61%
Expected life	1		1				2			5
Exceed issued and outstanding														10.00%
Grant period														10 years
Restricted share unit percentage														10.00%
Share-based payments expense														$ 90,000		$ 731,375
Exercisable per share (in Dollars per share) | $ / shares										$ 0.59
Restricted shares										$ 1,055,070	$ 324,500
Proceeds from issuing shares							$ 270,000							$ 102,233
Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares								175,000						84,335,286		61,335,286			2,500,000
Common stock shares outstanding (in Shares) | shares														84,335,286		61,335,286
Units shares (in Shares) | shares			6,500,000
Price per share (in Dollars per share) | $ / shares	$ 0.25		$ 0.05
Proceeds on sale of marketable securities	$ 150,000		$ 325,000
Share issue related cost															$ 37,500
Proceeds from issuing shares	$ 150,000		$ 325,000
Common Shares [Member] | Rose East Lithium Property Option Agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares			1,250,000
Common Shares [Member] | Lac Coulombre Property Option Agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares			2,250,000
Rose East Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares													1,500,000
Common shares value													$ 975,000
Trix Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares													83,333
Common shares value													$ 54,166
Rose West Lithium Property [Member]
Share Capital [Line Items]
Common shares value												$ 884,000
Interest acquire												100.00%
Rose West Lithium Property [Member] | Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares												1,300,000
Cosgrave Lithium Property [Member]
Share Capital [Line Items]
Common shares value								$ 82,250
Directors [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares					1,200,000						550,000
Weighted average risk free interest rate					4.33%
Weighted average volatility factor					129.06%
Exercisable per share (in Dollars per share) | $ / shares					$ 0.18
Restricted shares					$ 131,314
Stock options granted (in Shares) | shares										2,000,000
Private Placements [Member]
Share Capital [Line Items]
Units shares (in Shares) | shares	3,000,000			8,750,000		1,739,130
Gross proceeds														$ 90,000
Private Placements [Member] | Common Shares [Member]
Share Capital [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 0.05
QFT Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares														3,000,000
Units shares (in Shares) | shares		3,000,000		8,750,000	1,739,130		1,855,554		1,338,461
Price per share (in Dollars per share) | $ / shares		$ 0.05		$ 0.08	$ 0.23	$ 0.23	$ 0.45		$ 0.65					$ 0.05
Proceeds on sale of marketable securities				$ 700,000		$ 400,000	$ 835,000							$ 150,000
Recognized liability						86,957								15,000
Finders fees				42,000		24,000								9,000
Recognized liability				131,250			92,778
Gross proceeds		$ 150,000		700,000	$ 400,000		$ 835,000
Weighted average risk free interest rate							4.57%
Proceeds from issuing shares				$ 700,000		$ 400,000	$ 835,000							$ 150,000
RSU’s [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares								875,000			550,000					1,425,000	4,500,000	4,500,000
Common shares value								$ 406,875
Restricted share unit percentage														10.00%
Share-based payments expense																$ 731,375
Restricted shares														$ 90,000
RSU’s [Member] | Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares																	4,500,000
Flow-Through [Member]
Share Capital [Line Items]
Units shares (in Shares) | shares									573,770
Price per share (in Dollars per share) | $ / shares									$ 0.61
Recognized liability									$ 91,783
Gross proceeds									1,220,000
Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 0.25
Issue period							2 years
Warrants [Member] | Common Shares [Member]
Share Capital [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 0.25
Exercise price (in Dollars per share) | $ / shares							$ 0.65
Share Options [Member]
Share Capital [Line Items]
Exceed issued and outstanding														5.00%
Share Options [Member] | Common Shares [Member]
Share Capital [Line Items]
Exceed issued and outstanding														2.00%
Flow-Through [Member]
Share Capital [Line Items]
Recognized liability		$ 15,000			$ 86,957		$ 92,778		$ 91,783
Expected life					2